Directors and Key Management compensation (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties [text block]

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	2	2	3
Share based payment schemes	2	2	3

Disclosure of information about key management personnel [text block]	Directors and Key Management compensation

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Short-term employee benefits	3.9	2.8	3.3
Share-based payment expense	3.5	7.6	6.3
Termination benefits	—	—	0.1
Non-Executive Director fees	0.3	0.4	0.4
Total Directors' and executive officers' compensation	7.7	10.8	10.1
All significant management decision making authority is vested within the Board of Directors and the executive team, therefore key management are considered to be the Directors and executive Officers.

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Benefits are accruing to the following number of key management personnel under:
Defined contribution plans	2	2	3
Share based payment schemes	2	2	3